Supplement dated August 7, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - DFA International Value Fund	5/1/2015
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of VP - DFA International Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Karen Umland, CFA	Vice President, Head of Investment Strategies Group, and Senior Portfolio Manager of DFA	Co-manager	2011
Joseph Chi, CFA	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2011
Jed Fogdall	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2011
Henry Gray	Vice President and Head of Global Equity Trading of DFA	Co-manager	2012
Mary Phillips, CFA	Senior Portfolio Manager of DFA	Co-manager	August 2015
Bhanu Singh	Vice President and Senior Portfolio Manager of DFA	Co-manager	August 2015
Effective immediately, the information under the caption “Portfolio Managers” in the "More Information About VP - DFA International Value Fund - Portfolio Management" section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Dimensional Fund Advisors LP

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Karen Umland, CFA	Vice President, Head of Investment Strategies Group, and Senior Portfolio Manager of DFA	Co-manager	2011
Joseph Chi, CFA	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2011
Jed Fogdall	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2011
Henry Gray	Vice President and Head of Global Equity Trading of DFA	Co-manager	2012
Mary Phillips, CFA	Senior Portfolio Manager of DFA	Co-manager	August 2015
Bhanu Singh	Vice President and Senior Portfolio Manager of DFA	Co-manager	August 2015
Ms. Umland joined DFA in 1993. Ms. Umland began her investment career in 1988 and earned a B.A. from Yale University and an M.B.A. from the University of California Los Angeles.
Mr. Chi joined DFA in 2005. Mr. Chi began his investment career in 1995 and earned a B.S. and M.B.A. from the University of California Los Angeles and a J.D. from the University of Southern California.
Mr. Fogdall joined DFA in 2004. Mr. Fogdall began his investment career in 2004 and earned a B.S. from Purdue University and an M.B.A. from the University of California Los Angeles.
Mr. Gray joined DFA in 1995. Mr. Gray began his investment career in 1989 and earned an A.B. from Princeton University and an M.B.A. from the University of Chicago.
Ms. Phillips joined DFA in 2012. Ms. Phillips began her investment career in 2003 and earned a B.A. from the University of Puget Sound and an M.B.A. from the University of Chicago Booth School of Business.
Mr. Singh joined DFA originally in 2003. Mr. Singh began his investment career in 2003 and earned a B.A. from the University of California Los Angeles and an M.B.A. from the University of Chicago.
Shareholders should retain this Supplement for future reference.
S-6546-47 A (8/15)